INFORMATION ABOUT COMPONENTS OF EQUITY - Reverse recapitalization (Details) - USD ($)	Mar. 14, 2019	Feb. 27, 2019	Oct. 19, 2016
INFORMATION ABOUT COMPONENTS OF EQUITY
Excess of fair value of equity instruments over the net monetary assets acquired	$ 20,900,000
Trust account proceeds incorporated to the Group		$ 1,083,840
Bioceres LLC
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of instruments or interests issued or issuable	27,116,174
Number of instruments or interests issued or issuable	27,116,174
Acquisition of 9.99% Ownership of Rizobacter Argentina
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of instruments or interests issued or issuable	1,334,047
Percentage of voting equity interests acquired			9.99%
Cash transferred	$ 1,265,000
Number of instruments or interests issued or issuable	1,334,047
Acquisition of 20% Ownership of Rizobacter Argentina
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of instruments or interests issued or issuable	3,402,688
Percentage of voting equity interests acquired	20.00%
Number of instruments or interests issued or issuable	3,402,688
UAC
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of rights converted to ordinary shares		11,500,000
Number of shares issued for the 11,500,000 rights		1,150,000
Number ordinary share redeemed		11,376,836
Redemption payment		$ 117,005,196
Share price		$ 5.35
Original founders of Union | Founder Shares | Bioceres LLC
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of instruments or interests issued or issuable	862,500
Number of instruments or interests issued or issuable	862,500
BCS Holding Inc | Rizobacter Argentina
INFORMATION ABOUT COMPONENTS OF EQUITY
Proportion of ownership interest in subsidiary	80.00%